CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income (Loss)	$ 34,407,761	$ 32,748,715	$ 29,123,118
Other Comprehensive Income:
Unrealized gains (losses) during period	(6,145,189)	71,902	858,584
Income tax (provision) benefit	1,695,874	(100,859)	(259,074)
Net unrealized (losses) gains	(4,449,315)	(28,957)	599,510
Reclassification of (gains)/ losses to Net Income (Loss)	122,037	9,164	13,044
Total Other Comprehensive Income (Loss)	(4,571,352)	(38,121)	586,466
Total Comprehensive Income	$ 29,836,409	$ 32,710,594	$ 29,709,584